Other Current Assets, Net (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2025	Dec. 31, 2022	Dec. 31, 2021
Other Current Assets, Net [Line Items]
Interest rate assets pledged, percentage		5.00%	5.00%
Provision for credit losses		$ 2,870	$ 2,953		$ 2,890	$ 3,150
Transferee amount	$ 1
Subsidiaries amount	4,096
Other asset net	$ 4,096	25,638	24,989
AM Advertising [Member]
Other Current Assets, Net [Line Items]
Provision for credit losses		7,460	7,669
Receivable form related party		20,638	21,218
Third Parties [Member]
Other Current Assets, Net [Line Items]
Loan balance		5,730	5,891
Provision for credit losses		$ 5,730	$ 5,891
Third Parties [Member]
Other Current Assets, Net [Line Items]
Debt term		1 year
Forecast [Member]
Other Current Assets, Net [Line Items]
Other asset net				$ 4,096,433